Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Losses before income taxes includes the following components:
	Year Ended December 31,
	2021	2020
United States	$(53,547)	$(78,164)
Foreign	(1,026)	(1,943)
Total	$(54,573)	$(80,107)

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes provision (benefit) for the years ended December 31, 2021 and 2020 consists of the following (in thousands):
	December 31,
	2021	2020
Current:
Federal	$—	$—
United States	—	—
Foreign	—	—
Total Current	$—	$—

Deferred
Federal	(5,460)	(12,129)
State	(4,779)	(522)
Change in valuation allowance	10,239	12,651
Total Deferred	—	—
Total tax provision	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
The reconciliations between the federal statutory income tax rate and Angion’s effective income tax rate were as follows:
	Year Ended December 31,
	2021	2020
Federal statutory income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	—	0.6%
Stock compensation	(2.3)%	(0.9)%
Foreign rate differential	(0.1)%	(0.5)%
Interest	(4.3)%	—
R&D and other tax credit changes	2.8%	(1.1)%
Permanent items	(7.3)%	(4.7)%
Nontaxable Income	0.3%	—
Other	—	1.4%
	Year Ended December 31,
	2021	2020
Change in valuation allowance	(10.1)%	(15.8)%
Effective income tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities
Significant components of Angion’s deferred tax asset at December 31, 2021 and 2020 were as follows (in thousands):
	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforwards	$29,211	$22,686
R&D and other tax credit carryovers	6,752	4,718
Lease liability	1,224	956
Stock-based compensation	3,070	1,323
Accrued compensation and other expenses	536	658
Fixed assets	—	3
Total deferred tax assets	40,793	30,344
Deferred tax liabilities
Fixed assets	(37)	—
Right of use assets	(1,046)	(874)
Valuation allowance	(39,710)	(29,470)
Deferred tax assets, net of allowance	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward
Reconciliation of uncertain tax positions as of December 31, 2021 and 2020 was as follows (in thousands):
	December 31,
	2021	2020
Beginning Balance	$2,579	$—
Additions
Additions for current year	1,073	633
Additions for prior years	23	1,946
Ending Balance	$3,675	$2,579

Unrecognized Tax Benefits, If Recognized, Would Affect the Effective Tax Rate
Total amount of unrecognized tax benefits, if recognized, would affect the effective tax rate was as follows (in thousands):
	December 31,
	2021	2020
Unrecognized benefits that would affect the effective tax rate	$—	$—
Unrecognized benefits that would not affect the effective tax rate	3,675	2,579
Total unrecognized benefits	$3,675	$2,579